TRANSAMERICA FUNDS
Transamerica Mid Cap Value Opportunities
Transamerica Small/Mid Cap Value
Supplement to the Currently Effective Prospectuses, Summary Prospectuses
and Statements of Additional Information
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Transamerica Mid Cap Value Opportunities
Effective as of May 1, 2024, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses and Statements of Additional Information concerning the fund.
The first paragraph of the fund’s “Principal Investment Strategies” section in the Prospectuses and Summary Prospectuses, and the “More on Each Fund’s Strategies and Investments” section in the Prospectuses relating to the fund, is deleted in its entirety and replaced with the following:
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid cap companies. The fund’s sub‑adviser, Thompson, Siegel & Walmsley LLC (the “sub‑adviser”), considers mid cap companies to be those companies, at the time of purchase, with market capitalizations within the range of companies included in the Russell Midcap® Value Index1 (between approximately $6 billion and $47 billion as of June 30, 2023, the date of the last reconstitution). The size of the companies in the Russell Midcap® Value Index will change with market conditions. The fund invests primarily in common stocks. The fund may invest in other equity and non‑equity securities, including preferred stocks, convertible securities, real estate investment trusts (“REITs”) and foreign securities which may take the form of depositary receipts. The fund typically invests in a relatively small number of companies.
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The fund will reduce its management fee schedule, as described immediately below. Also, as described later in this supplement, the sub‑advisory fee schedule and expense cap on Class C, Class I, Class I2, Class I3 and Class R6 shares of the fund will be reduced.
Transamerica Asset Management, Inc. (“TAM”), the fund’s investment manager, will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $750 million	0.695%
Over $750 million up to $1.5 billion	0.6925%
Over $1.5 billion up to $2 billion	0.65%
In excess of $2 billion	0.63%
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses for the fund will be deleted in its entirety and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	R6	I2	R	R4	I3
Management fees[1]	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and service (12b‑1) fees	0.25%	1.00%	None	None	None	0.50%	0.25%	None
Other expenses	0.26%	0.18%	0.15%	0.05%	0.05%	0.05%	0.05%	0.05%
Recaptured expense[2]	0.00%	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%	0.00%
All other expenses	0.26%	0.18%	0.15%	0.05%	0.05%	0.04%	0.05%	0.05%
Total annual fund operating expenses	1.20%	1.87%	0.84%	0.74%	0.74%	1.24%	0.99%	0.74%
Fee waiver and/or expense reimbursement[2]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.09%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.20%	1.87%	0.84%	0.74%	0.74%	1.24%	0.90%	0.74%

[1]	Management fees have been restated to reflect a reduction in management fees effective May 1, 2024.

[2]
Contractual arrangements have been made with the portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2026 to waive fees and/or reimburse portfolio expenses to the extent that the total annual fund operating expenses exceed 1.20% for Class A shares, 1.90% for Class C shares, 0.88% for Class I shares, 0.79% for Class R6 shares, 0.79% for Class I2 shares, 1.25% for Class R shares, 0.90% for Class R4 shares and 0.79% for Class I3 shares excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2026 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table and the paragraph preceding the table included in the Prospectuses and Summary Prospectuses for the fund will be deleted in their entirety and replaced with the following, as applicable:
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$666	$910	$1,173	$1,925
Class C	$290	$588	$1,011	$2,190
Class I	$ 86	$268	$ 466	$1,037
Class R6	$ 76	$237	$ 411	$ 918
Class I2	$ 76	$237	$ 411	$ 918
Class R	$126	$393	$ 681	$1,500
Class R4	$ 92	$297	$ 529	$1,196
Class I3	$ 76	$237	$ 411	$ 918
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$666	$910	$1,173	$1,925
Class C	$190	$588	$1,011	$2,190
Class I	$ 86	$268	$ 466	$1,037
Class R6	$ 76	$237	$ 411	$ 918
Class I2	$ 76	$237	$ 411	$ 918
Class R	$126	$393	$ 681	$1,500
Class R4	$ 92	$297	$ 529	$1,196
Class I3	$ 76	$237	$ 411	$ 918
The following replaces the corresponding information in the Prospectuses and Summary Prospectuses for the fund in the “Performance” sections under the sub‑heading “Average Annual Total Returns”, as applicable:
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Class A				4/30/2014
Return before taxes	3.94%	9.33%	7.68%
Return after taxes on distributions	2.85%	7.12%	5.67%
Return after taxes on distributions and sale of fund shares	3.09%	6.99%	5.66%
Class C (Return before taxes only)	8.21%	9.87%	7.56%	4/30/2014
Class I (Return before taxes only)	10.35%	11.02%	8.66%	4/30/2014
Class R6 (Return before taxes only)	10.44%	11.09%	8.13%	7/25/2016
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.69%	4/30/2014
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	12.71%	11.16%	8.00%	4/30/2014

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Class I2				4/30/2014
Return before taxes	10.45%	11.08%	8.74%
Return after taxes on distributions	9.18%	8.72%	6.62%
Return after taxes on distributions and sale of fund shares	7.07%	8.39%	6.52%
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.69%	4/30/2014
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	12.71%	11.16%	8.00%	4/30/2014

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Class R4				3/24/2017
Return before taxes	10.26%	10.92%	7.43%
Return after taxes on distributions	9.04%	8.63%	5.22%
Return after taxes on distributions and sale of fund shares	6.92%	8.27%	5.44%
Class R (Return before taxes only)	9.91%	10.54%	7.06%	3/24/2017
Class I3 (Return before taxes only)	10.48%	11.11%	7.62%	3/24/2017
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	12.49%	3/24/2017
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	12.71%	11.16%	7.67%	3/24/2017

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
Effective May 1, 2024, the Russell 3000® Index became the fund’s primary benchmark. Prior to this, the fund’s primary benchmark was the Russell Midcap® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Small/Mid Cap Value
Effective as of May 1, 2024, the following information will update the corresponding information contained in the Prospectuses, Summary Prospectuses and Statement of Additional Information concerning the fund.
The fund will reduce its management fee schedule, as described immediately below. Also, as described later in this supplement, the sub‑advisory fee schedule for one of the fund’s sub‑advisers and the expense cap on Class A, Class C, Class I, Class I2 and Class R6 shares of the fund will be reduced.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $100 million	0.775%
Over $100 million up to $350 million	0.755%
Over $350 million up to $500 million	0.735%
Over $500 million up to $750 million	0.725%
Over $750 million up to $1 billion	0.715%
Over $1 billion up to $1.5 billion	0.69%
Over $1.5 billion up to $2 billion	0.68%
In excess of $2 billion	0.67%
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses for the fund will be deleted in its entirety and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	R6	I2
Management fees[1]	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and service (12b‑1) fees	0.25%	1.00%	None	None	None
Other expenses	0.20%	0.20%	0.15%	0.06%	0.06%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.19%	1.94%	0.89%	0.80%	0.80%

[1] Management fees have been restated to reflect a reduction in management fees effective May 1, 2024.

The “Example” table and the paragraph preceding the table included in the Prospectuses and Summary Prospectuses for the fund will be deleted in their entirety and replaced with the following, as applicable:
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$665	$907	$1,168	$1,914
Class C	$297	$609	$1,047	$2,264
Class I	$ 91	$284	$ 493	$1,096
Class R6	$ 82	$255	$ 444	$ 990
Class I2	$ 82	$255	$ 444	$ 990
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$665	$907	$1,168	$1,914
Class C	$197	$609	$1,047	$2,264
Class I	$ 91	$284	$ 493	$1,096
Class R6	$ 82	$255	$ 444	$ 990
Class I2	$ 82	$255	$ 444	$ 990
The following replaces the corresponding information in the Prospectuses and Summary Prospectuses for the fund in the “Performance” sections under the sub‑heading “Average Annual Total Returns”, as applicable:
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A					4/2/2001
Return before taxes	5.82%	9.63%	7.01%
Return after taxes on distributions	4.65%	8.17%	4.95%
Return after taxes on distributions and sale of fund shares	4.27%	7.50%	5.04%
Class C (Return before taxes only)	10.15%	10.09%	6.86%		11/11/2002
Class I (Return before taxes only)	12.28%	11.26%	7.98%		11/30/2009
Class R6 (Return before taxes only)	12.41%	11.35%	N/A	8.32%	5/29/2015
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	15.98%	10.79%	7.42%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	14.65%	10.00%	6.76%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	12.71%	11.16%	8.26%

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years	Inception Date
Class I2				11/15/2005
Return before taxes	12.44%	11.36%	8.09%
Return after taxes on distributions	11.16%	9.84%	5.96%
Return after taxes on distributions and sale of fund shares	8.26%	8.90%	5.91%
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	15.98%	10.79%	7.42%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	14.65%	10.00%	6.76%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	12.71%	11.16%	8.26%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
Effective May 1, 2024, the Russell 3000® Index became the fund’s primary benchmark. Prior to this, the fund’s primary benchmark was the Russell 2500® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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The following information will be added alphabetically to the sub‑section titled “Recent Management Fee Changes” under the heading “Shareholder Information – Investment Manager” in the Prospectuses:
Transamerica Mid Cap Value Opportunities: Effective May 1, 2024, the management fee is 0.695% of the first $750 million; 0.6925% over $750 million up to $1.5 billion; 0.65% over $1.5 billion up to $2 billion; and 0.63% in excess of $2 billion in average daily net assets. Prior to May 1, 2024, the management fee was 0.70% of the first $750 million; 0.695% over $750 million up to $1.5 billion; 0.685% over $1.5 billion up to $2 billion; and 0.6775% in excess of $2 billion in average daily net assets.
Transamerica Small/Mid Cap Value: Effective May 1, 2024, the management fee is 0.775% of the first $100 million; 0.755% over $100 million up to $350 million; 0.735% over $350 million up to $500 million; 0.725% over $500 million up to $750 million; 0.715% over $750 million up to $1 billion; 0.69% over $1 billion up to $1.5 billion; 0.68% over $1.5 billion up to $2 billion; and 0.67% in excess of $2 billion in average daily net assets. Prior to May 1, 2024, the management fee was 0.79% of the first $100 million; 0.78% over $100 million up to $350 million; 0.77% over $350 million up to $500 million; 0.75% over $500 million up to $750 million; 0.745% over $750 million up to $1 billion; 0.69% over $1 billion up to $1.5 billion; 0.68% over $1.5 billion up to $2 billion; and 0.67% in excess of $2 billion in average daily net assets.
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MANAGEMENT FEES:
The following information will revise the corresponding information appearing in the tables contained in the “Investment Manager Compensation” sub‑section of the Statements of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Fund Name	Percentage of Average Daily Net Assets
Transamerica Mid Cap Value Opportunities	0.695% of the first $750 million 0.6925% over $750 million up to $1.5 billion 0.65% over $1.5 billion up to $2 billion 0.63% in excess of $2 billion
Transamerica Small/Mid Cap Value
0.775% of the first $100 million
0.755% over $100 million up to $350 million
0.735% over $350 million up to $500 million
0.725% over $500 million up to $750 million
0.715% over $750 million up to $1 billion
0.69% over $1 billion up to $1.5 billion
0.68% over $1.5 billion up to $2 billion
0.67% in excess of $2 billion

 SUB‑ADVISORY FEES:
The following information will revise the corresponding information appearing in the tables contained in the “Sub‑Advisory Fees” sub‑section of the Statements of Additional Information under the heading “Investment Management and Other Services – Sub‑Advisers”:

Fund	Sub‑Adviser	Sub‑Advisory Fees
Transamerica Mid Cap Value Opportunities*	Thompson, Siegel &Walmsley LLC	0.275% of the first $750 million 0.27% over $750 million up to $1.5 billion 0.265% over $1.5 billion up to $2 billion 0.26% in excess of $2 billion
Transamerica Small/Mid Cap Value*	Thompson, Siegel &Walmsley LLC	0.275% of the first $750 million 0.27% over $750 million up to $1.5 billion 0.265% over $1.5 billion up to $2 billion 0.26% in excess of $2 billion

*
The average daily net assets for the purpose of calculating sub‑advisory fees will be determined on the combined assets of Transamerica Mid Cap Value Opportunities and the portion of the assets of Transamerica Small/Mid Cap Value that are sub‑advised by Thompson, Siegel & Walmsley LLC (“TSW”), each a series of Transamerica Funds; and Transamerica TSW Mid Cap Value Opportunities VP and the portion of the assets of Transamerica Small/Mid Cap Value VP that are sub‑advised by TSW, each a series of Transamerica Series Trust. Effective May 1, 2024, TSW has agreed to voluntarily waive a portion of its sub‑advisory fee (as a percentage of net assets) when the assets of these mandates, in the aggregate, exceed a specified level. This waiver is voluntary and may be discontinued by the sub‑adviser upon obtaining consent from TAM.

  EXPENSE LIMITATION:
  Effective as of May 1, 2024, the following contractual expense caps will apply to the applicable share classes of the relevant funds:

Fund	Expense Cap								Expiration Date of Expense Cap
	Class A	Class C	Class I	Class I2	Class R	Class R4	Class I3	Class R6
Transamerica Mid Cap Value Opportunities	1.20%	1.90%	0.88%	0.79%	1.25%	0.90%	0.79%	0.79%	March 1, 2026
Transamerica Small/Mid Cap Value	1.23%	1.99%	0.96%	0.85%	N/A	N/A	N/A	0.85%	March 1, 2026
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Investors Should Retain this Supplement for Future Reference
May 1, 2024